Employee Benefits - Summary of Plan Asset Allocation Plan Asset Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Society [Member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%	100.00%
Society [Member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 685	$ 1,002	$ 897
Total	685	1,002	897
Society [Member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	3,670	3,374	2,885
Equity	1,402	976	869
Alternative investments	899	760	551
Other	(685)	(276)	(107)
Total	$ 5,286	$ 4,834	$ 4,198
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	55.00%	55.00%	55.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	40.00%	40.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(70.00%)	(70.00%)	(70.00%)
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	31.00%	32.00%	34.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	24.00%	24.00%	24.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(55.00%)	(42.00%)	(42.00%)
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	14.00%	13.00%	11.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	6.00%	6.00%	6.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(35.00%)	(35.00%)	(35.00%)
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%	100.00%
TD Pension Plan [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 344	$ 368	$ 283
Total	344	368	283
TD Pension Plan [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	940	634	497
Equity	756	639	583
Alternative investments	301	229	122
Other	(72)	111	63
Total	$ 1,925	$ 1,613	$ 1,265
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	40.00%	34.00%	34.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	25.00%	25.00%	25.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(50.00%)	(50.00%)	(50.00%)
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	47.00%	54.00%	58.00%
TD Pension Plan [member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%	30.00%
TD Pension Plan [member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(70.00%)	(70.00%)	(65.00%)
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	13.00%	12.00%	8.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%	3.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	(35.00%)	(35.00%)	(25.00%)